Personnel	12 Months Ended
Dec. 31, 2020
Text Block [abstract]
Personnel
23. PERSONNEL

In thousands of euro	Personnel cost
	2020	2019	2018
UK	65,178	27,601	12,562
Russia	31,255	11,265	6,586
US	4,987	2,597	—
Germany	4,589	2,165	62
Israel	1,793	57	—
Other	2,167	—	—

	109,969	43,685	19,210

The personnel cost is presented grossed up as certain directly attributable wages and salaries are capitalised as part of the costs of the development projects. The amount capitalised amounted to EUR 68,889,000 (2019: EUR 29,425,000, 2018: EUR 10,744,000). Of these amounts capitalised during 2020 an amount of EUR 15,421,000, relates to the fair value of the SOP where this cost relates to employees which work on the development projects in accordance with IAS 38.
The above-mentioned amounts include social security cost of EUR 7,812 (2019: EUR 3,443, 2018: EUR 1,781).